Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 8,273	¥ (4,276)	¥ (16,489)
Less: reclassification adjustments	5,151	305	8,504
Total	13,425	(3,971)	(7,985)
Defined benefit plan adjustments:
Unrealized gains (losses)	42,415	37,661	(9,020)
Less: reclassification adjustments	(9,759)	(7,848)	(7,748)
Total	32,655	29,813	(16,768)
Own credit risk adjustments:
Unrealized gains (losses)	(6,590)	5,630	1,745
Less: reclassification adjustments	552	334	271
Total	(6,038)	5,964	2,016
Total tax effect before allocation to noncontrolling interests	¥ 40,043	¥ 31,806	¥ (22,737)